Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2014
Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements [Abstract]
Supplemental Guarantor And Non-Guarantor Condensed Consolidating Financial Statements
SUPPLEMENTAL GUARANTOR AND NON-GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
Basis of Presentation
In May 2011, Delphi Corporation issued the 2011 Senior Notes in a transaction exempt from registration under Rule 144A and Regulation S of the Securities Act. The 2011 Senior Notes were exchanged for registered notes in an exchange offer completed in May 2012, and as more fully described in Note 8. Debt, the 5.875% Senior Notes were redeemed and extinguished in March 2014. Additionally, in February 2013 and March 2014, Delphi Corporation issued senior notes registered under the Securities Act. As of December 31, 2014, all series of the outstanding senior notes have been issued by Delphi Corporation (the “Subsidiary Issuer/Guarantor”), a 100% owned subsidiary of Delphi Automotive PLC (the "Parent"), and are fully and unconditionally guaranteed by certain of its direct and indirect parent companies, which are directly or indirectly 100% owned by Delphi Automotive PLC, (the “Subsidiary Guarantors”) on a joint and several basis, subject to customary release provisions (other than in the case of Delphi Automotive PLC). All other consolidated direct and indirect subsidiaries of Delphi Automotive PLC are not subject to the guarantees (“Non-Guarantor Subsidiaries”). Prior to 2014, certain additional direct and indirect subsidiaries of Delphi Automotive PLC, which are directly or indirectly 100% owned by Delphi Automotive PLC, fully and unconditionally guaranteed all series of the outstanding senior notes. However, all such guarantees of Delphi Corporation's subsidiaries were released during the first quarter of 2014 because such guarantors no longer guaranteed the Credit Agreement. Refer to Note 11. Debt for more information.
In March 2015, Delphi Automotive PLC issued the 2015 Senior Notes in a transaction registered under the Securities Act. The 2015 Senior Notes are fully and unconditionally guaranteed on a joint and several basis, subject to customary release provisions, by certain of Delphi Automotive PLC's direct and indirect subsidiary companies (the “Subsidiary Guarantors”), and Delphi Corporation, each of which are directly or indirectly 100% owned by Delphi Automotive PLC. All other consolidated direct and indirect subsidiaries of Delphi Automotive PLC are not subject to the guarantee (“Non-Guarantor Subsidiaries”). The presentation of the supplemental guarantor and non-guarantor condensed consolidating financial statements has been revised to present these statements on the basis resulting from the issuance of the 2015 Senior Notes in March 2015. The historical presentation of certain intercompany accounts and activity within the supplemental guarantor condensed consolidating financial statements has been revised to be consistent with the presentation as of December 31, 2014.
In lieu of providing separate audited financial statements for the Guarantors, the Company has included the accompanying condensed consolidating financial statements. These condensed consolidating financial statements are presented on the equity method. Under this method, the investments in subsidiaries are recorded at cost and adjusted for the parent’s share of the subsidiary’s cumulative results of operations, capital contributions and distributions and other equity changes. The Non-Guarantor Subsidiaries are combined in the condensed consolidating financial statements. The principal elimination entries are to eliminate the investments in subsidiaries and intercompany balances and transactions.
Statement of Operations Year Ended December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$—	$—	$15,499	$—	$15,499
Operating expenses:
Cost of sales	—	—	—	12,471	—	12,471
Selling, general and administrative	51	—	—	985	—	1,036
Amortization	—	—	—	94	—	94
Restructuring	—	—	—	140	—	140
Total operating expenses	51	—	—	13,690	—	13,741
Operating (loss) income	(51)	—	—	1,809	—	1,758
Interest (expense) income	(24)	(33)	(188)	(74)	184	(135)
Other income (expense), net	6	68	25	78	(185)	(8)
(Loss) income from continuing operations before income taxes and equity income	(69)	35	(163)	1,813	(1)	1,615
Income tax benefit (expense)	—	—	60	(315)	—	(255)
(Loss) income from continuing operations before equity income	(69)	35	(103)	1,498	(1)	1,360
Equity in net income of affiliates	—	—	—	20	—	20
Equity in net income (loss) of subsidiaries	1,420	1,385	315	—	(3,120)	—
Income (loss) from continuing operations	1,351	1,420	212	1,518	(3,121)	1,380
Income from discontinued operations, net of tax	—	—	—	60	—	60
Net income (loss)	1,351	1,420	212	1,578	(3,121)	1,440
Net income attributable to noncontrolling interest	—	—	—	89	—	89
Net income (loss) attributable to Delphi	$1,351	$1,420	$212	$1,489	$(3,121)	$1,351
Statement of Operations Year Ended December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$—	$—	$15,051	$—	$15,051
Operating expenses:
Cost of sales	—	—	—	12,274	—	12,274
Selling, general and administrative	87	—	—	829	—	916
Amortization	—	—	—	97	—	97
Restructuring	—	—	—	137	—	137
Total operating expenses	87	—	—	13,337	—	13,424
Operating (loss) income	(87)	—	—	1,714	—	1,627
Interest (expense) income	(25)	(33)	(194)	(75)	184	(143)
Other income (expense), net	6	67	25	68	(184)	(18)
(Loss) income from continuing operations before income taxes and equity income	(106)	34	(169)	1,707	—	1,466
Income tax (expense) benefit	(5)	—	62	(297)	—	(240)
(Loss) income from continuing operations before equity income	(111)	34	(107)	1,410	—	1,226
Equity in net income of affiliates	—	—	—	15	—	15
Equity in net income (loss) of subsidiaries	1,323	1,289	326	—	(2,938)	—
Income (loss) from continuing operations	1,212	1,323	219	1,425	(2,938)	1,241
Income from discontinued operations, net of tax	—	—	—	60	—	60
Net income (loss)	1,212	1,323	219	1,485	(2,938)	1,301
Net income attributable to noncontrolling interest	—	—	—	89	—	89
Net income (loss) attributable to Delphi	$1,212	$1,323	$219	$1,396	$(2,938)	$1,212
Statement of Operations Year Ended December 31, 2012

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net sales	$—	$—	$—	$14,070	$—	$14,070
Operating expenses:
Cost of sales	—	—	—	11,566	—	11,566
Selling, general and administrative	222	—	—	653	—	875
Amortization	—	—	—	76	—	76
Restructuring	—	—	—	163	—	163
Total operating expenses	222	—	—	12,458	—	12,680
Operating (loss) income	(222)	—	—	1,612	—	1,390
Interest (expense) income	(11)	(63)	(180)	(68)	186	(136)
Other income (expense), net	5	55	97	34	(186)	5
(Loss) income from continuing operations before income taxes and equity income	(228)	(8)	(83)	1,578	—	1,259
Income tax (expense) benefit	(3)	—	31	(202)	—	(174)
(Loss) income from continuing operations before equity income	(231)	(8)	(52)	1,376	—	1,085
Equity in net income of affiliates	—	—	—	10	—	10
Equity in net income (loss) of subsidiaries	1,308	1,316	409	—	(3,033)	—
Income (loss) from continuing operations	1,077	1,308	357	1,386	(3,033)	1,095
Income from discontinued operations, net of tax	—	—	—	65	—	65
Net income (loss)	1,077	1,308	357	1,451	(3,033)	1,160
Net income attributable to noncontrolling interest	—	—	—	83	—	83
Net income (loss) attributable to Delphi	$1,077	$1,308	$357	$1,368	$(3,033)	$1,077
Statement of Comprehensive Income Year Ended December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,351	$1,420	$212	$1,578	$(3,121)	$1,440
Other comprehensive loss:
Currency translation adjustments	—	—	—	(325)	—	(325)
Net change in unrecognized loss on derivative instruments, net of tax	—	—	—	(80)	—	(80)
Employee benefit plans adjustment, net of tax	—	—	—	(108)	—	(108)
Other comprehensive loss	—	—	—	(513)	—	(513)
Equity in other comprehensive (loss) income of subsidiaries	(504)	(573)	(50)	—	1,127	—
Comprehensive income (loss)	847	847	162	1,065	(1,994)	927
Comprehensive income attributable to noncontrolling interests	—	—	—	80	—	80
Comprehensive income (loss) attributable to Delphi	$847	$847	$162	$985	$(1,994)	$847
Statement of Comprehensive Income Year Ended December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,212	$1,323	$219	$1,485	$(2,938)	$1,301
Other comprehensive income:
Currency translation adjustments	—	—	—	49	—	49
Net change in unrecognized loss on derivative instruments, net of tax	—	—	—	(12)	—	(12)
Employee benefit plans adjustment, net of tax	—	—	—	(33)	—	(33)
Other comprehensive income	—	—	—	4	—	4
Equity in other comprehensive (loss) income of subsidiaries	—	(111)	(13)	—	124	—
Comprehensive income (loss)	1,212	1,212	206	1,489	(2,814)	1,305
Comprehensive income attributable to noncontrolling interests	—	—	—	93	—	93
Comprehensive income (loss) attributable to Delphi	$1,212	$1,212	$206	$1,396	$(2,814)	$1,212
Statement of Comprehensive Income Year Ended December 31, 2012

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net income (loss)	$1,077	$1,308	$357	$1,451	$(3,033)	$1,160
Other comprehensive loss:
Currency translation adjustments	—	—	—	60	—	60
Net change in unrecognized gain on derivative instruments, net of tax	—	—	—	59	—	59
Employee benefit plans adjustment, net of tax	—	—	—	(171)	—	(171)
Other comprehensive loss	—	—	—	(52)	—	(52)
Equity in other comprehensive (loss) income of subsidiaries	(54)	(285)	54	—	285	—
Comprehensive income (loss)	1,023	1,023	411	1,399	(2,748)	1,108
Comprehensive income attributable to noncontrolling interests	—	—	—	85	—	85
Comprehensive income (loss) attributable to Delphi	$1,023	$1,023	$411	$1,314	$(2,748)	$1,023
Balance Sheet as of December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$9	$1	$—	$849	$—	$859
Restricted cash	—	—	—	1	—	1
Accounts receivable, net	—	—	—	2,400	—	2,400
Intercompany receivables, current	88	198	1,397	2,046	(3,729)	—
Inventories	—	—	—	1,013	—	1,013
Other current assets	—	—	—	567	—	567
Current assets held for sale	—	—	—	384	—	384
Total current assets	97	199	1,397	7,260	(3,729)	5,224
Long-term assets:
Intercompany receivables, long-term	—	775	947	1,519	(3,241)	—
Property, net	—	—	—	3,021	—	3,021
Investments in affiliates	—	—	—	98	—	98
Investments in subsidiaries	5,215	6,071	1,644	—	(12,930)	—
Intangible assets, net	—	—	—	1,384	—	1,384
Other long-term assets	—	—	42	466	—	508
Long-term assets held for sale	—	—	—	511	—	511
Total long-term assets	5,215	6,846	2,633	6,999	(16,171)	5,522
Total assets	$5,312	$7,045	$4,030	$14,259	$(19,900)	$10,746
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt	$—	$—	$—	$34	$—	$34
Accounts payable	2	—	—	2,276	—	2,278
Intercompany payables, current	2,800	536	89	303	(3,728)	—
Accrued liabilities	—	—	29	1,192	—	1,221
Current liabilities held for sale	—	—	—	356	—	356
Total current liabilities	2,802	536	118	4,161	(3,728)	3,889
Long-term liabilities:
Long-term debt	—	—	2,398	19	—	2,417
Intercompany payables, long-term	—	1,294	1,001	947	(3,242)	—
Pension benefit obligations	—	—	—	1,002	—	1,002
Other long-term liabilities	—	—	11	379	—	390
Long-term liabilities held for sale	—	—	—	35	—	35
Total long-term liabilities	—	1,294	3,410	2,382	(3,242)	3,844
Total liabilities	2,802	1,830	3,528	6,543	(6,970)	7,733
Total Delphi shareholders’ equity	2,510	5,215	502	7,213	(12,930)	2,510
Noncontrolling interest	—	—	—	503	—	503
Total shareholders’ equity	2,510	5,215	502	7,716	(12,930)	3,013
Total liabilities and shareholders’ equity	$5,312	$7,045	$4,030	$14,259	$(19,900)	$10,746

Balance Sheet as of December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
ASSETS
Current assets:
Cash and cash equivalents	$7	$—	$—	$1,330	$—	$1,337
Restricted cash	—	—	—	3	—	3
Accounts receivable, net	—	—	—	2,454	—	2,454
Intercompany receivables, current	46	406	1,123	948	(2,523)	—
Inventories	—	—	—	1,023	(9)	1,014
Other current assets	1	—	10	569	(7)	573
Current assets held for sale	—	—	—	371	—	371
Total current assets	54	406	1,133	6,698	(2,539)	5,752
Long-term assets:
Intercompany receivables, long-term	—	561	888	1,283	(2,732)	—
Property, net	—	—	—	2,930	—	2,930
Investments in affiliates	—	—	—	87	—	87
Investments in subsidiaries	4,290	5,181	884	—	(10,355)	—
Intangible assets, net	—	—	—	1,194	—	1,194
Other long-term assets	—	—	43	544	2	589
Long-term assets held for sale	—	—	—	495	—	495
Total long-term assets	4,290	5,742	1,815	6,533	(13,085)	5,295
Total assets	$4,344	$6,148	$2,948	$13,231	$(15,624)	$11,047
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term debt	$—	$—	$25	$36	$—	$61
Accounts payable	—	—	—	2,316	—	2,316
Intercompany payables, current	1,433	575	204	301	(2,513)	—
Accrued liabilities	—	—	23	1,172	(7)	1,188
Current liabilities held for sale	—	—	—	329	—	329
Total current liabilities	1,433	575	252	4,154	(2,520)	3,894
Long-term liabilities:
Long-term debt	—	—	2,339	12	—	2,351
Intercompany payables, long-term	—	1,283	571	888	(2,742)	—
Pension benefit obligations	—	—	—	952	—	952
Other long-term liabilities	—	—	—	376	—	376
Long-term liabilities held for sale	—	—	—	40	—	40
Total long-term liabilities	—	1,283	2,910	2,268	(2,742)	3,719
Total liabilities	1,433	1,858	3,162	6,422	(5,262)	7,613
Total Delphi shareholders’ equity	2,911	4,290	(214)	6,286	(10,362)	2,911
Noncontrolling interest	—	—	—	523	—	523
Total shareholders’ equity	2,911	4,290	(214)	6,809	(10,362)	3,434
Total liabilities and shareholders’ equity	$4,344	$6,148	$2,948	$13,231	$(15,624)	$11,047
Statement of Cash Flows for the Year Ended December 31, 2014

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net cash provided by operating activities from continuing operations	$32	$61	$—	$1,952	$—	$2,045
Net cash provided by operating activities from discontinued operations	—	—	—	90	—	90
Net cash provided by operating activities	32	61	—	2,042	—	2,135
Cash flows from investing activities:
Capital expenditures	—	—	—	(779)	—	(779)
Proceeds from sale of property/investments	—	—	—	15	—	15
Cost of business and technology acquisitions, net of cash acquired	—	—	(345)	(5)	—	(350)
Decrease in restricted cash	—	—	—	2	—	2
Loans to affiliates	—	(60)	(1,075)	(1,494)	2,629	—
Repayments of loans from affiliates	—	—	165	304	(469)	—
Return of investments in subsidiaries	—	—	389	—	(389)	—
Net cash used in investing activities from continuing operations	—	(60)	(866)	(1,957)	1,771	(1,112)
Net cash used in investing activities from discontinued operations	—	—	—	(74)	—	(74)
Net cash used in investing activities	—	(60)	(866)	(2,031)	1,771	(1,186)
Cash flows from financing activities:
Net proceeds from other short-term debt agreements	—	—	—	7	—	7
Repayments under long-term debt agreements	—	—	(164)	—	—	(164)
Repayment of senior notes	—	—	(526)	—	—	(526)
Proceeds from issuance of senior notes, net of issuance costs	—	—	691	—	—	691
Dividend payments of consolidated affiliates to minority shareholders	—	—	—	(73)	—	(73)
Proceeds from borrowings from affiliates	1,510	144	975	—	(2,629)	—
Payments on borrowings from affiliates	(215)	(144)	(110)	—	469	—
Capital distributions to affiliates	—	—	—	(389)	389	—
Repurchase of ordinary shares	(1,024)	—	—	—	—	(1,024)
Distribution of cash dividends	(301)	—	—	—	—	(301)
Taxes withheld and paid on employees' restricted share awards	—	—	—	(8)	—	(8)
Net cash (used in) provided by financing activities	(30)	—	866	(463)	(1,771)	(1,398)
Effect of exchange rate fluctuations on cash and cash equivalents	—	—	—	(36)	—	(36)
Increase (decrease) in cash and cash equivalents	2	1	—	(488)	—	(485)
Cash and cash equivalents at beginning of year	7	—	—	1,382	—	1,389
Cash and cash equivalents at end of year	$9	$1	$—	$894	$—	$904
Cash and cash equivalents of discontinued operations	$—	$—	$—	$45	$—	$45
Cash and cash equivalents of continuing operations	$9	$1	$—	$849	$—	$859
Statement of Cash Flows for the Year Ended December 31, 2013

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net cash (used in) provided by operating activities from continuing operations	$(193)	$128	$—	$1,789	$(68)	$1,656
Net cash provided by operating activities from discontinued operations	—	—	—	94	—	94
Net cash (used in) provided by operating activities	(193)	128	—	1,883	(68)	1,750
Cash flows from investing activities:
Capital expenditures	—	—	—	(605)	—	(605)
Proceeds from sale of property/investments	—	—	—	33	—	33
Cost of business and technology acquisitions, net of cash acquired	—	—	—	(10)	—	(10)
Decrease in restricted cash	—	—	—	5	—	5
Loans to affiliates	—	(128)	(1,174)	(414)	1,716	—
Repayments of loans from affiliates	—	—	402	548	(950)	—
Return of investments in subsidiaries	—	—	845	—	(845)	—
Net cash (used in) provided by investing activities from continuing operations	—	(128)	73	(443)	(79)	(577)
Net cash used in investing activities from discontinued operations	—	—	—	(78)	—	(78)
Net cash (used in) provided by investing activities	—	(128)	73	(521)	(79)	(655)
Cash flows from financing activities:
Net repayments under other short-term debt agreements	—	—	—	(80)	—	(80)
Repayments under long-term debt agreements	—	—	(1,353)	—	—	(1,353)
Proceeds from issuance of senior secured term loans, net of issuance costs	—	—	560	—	—	560
Proceeds from issuance of senior notes, net of issuance costs	—	—	788	—	—	788
Dividend payments of consolidated affiliates to minority shareholders	—	—	—	(55)	—	(55)
Proceeds from borrowings from affiliates	1,499	80	—	137	(1,716)	—
Payments on borrowings from affiliates	(633)	(80)	—	(237)	950	—
Capital distributions to affiliates	—	—	—	(845)	845	—
Dividends paid to affiliates	—	—	(68)	—	68	—
Repurchase of ordinary shares	(457)	—	—	—	—	(457)
Distribution of cash dividends	(211)	—	—	—	—	(211)
Taxes withheld and paid on employees' restricted share awards	—	—	—	(14)	—	(14)
Net cash provided by (used in) financing activities	198	—	(73)	(1,094)	147	(822)
Effect of exchange rate fluctuations on cash and cash equivalents	—	—	—	11	—	11
Increase in cash and cash equivalents	5	—	—	279	—	284
Cash and cash equivalents at beginning of year	2	—	—	1,103	—	1,105
Cash and cash equivalents at end of year	$7	$—	$—	$1,382	$—	$1,389
Cash and cash equivalents of discontinued operations	$—	$—	$—	$52	$—	$52
Cash and cash equivalents of continuing operations	$7	$—	$—	$1,330	$—	$1,337
Statement of Cash Flows for the Year Ended December 31, 2012

	Parent	Subsidiary Guarantors	Subsidiary Issuer/Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(in millions)
Net cash (used in) provided by operating activities from continuing operations	$(86)	$(53)	$—	$1,551	$—	$1,412
Net cash provided by operating activities from discontinued operations	—	—	—	66	—	66
Net cash (used in) provided by operating activities	(86)	(53)	—	1,617	—	1,478
Cash flows from investing activities:
Capital expenditures	—	—	—	(642)	—	(642)
Proceeds from sale of property/investments	—	—	—	20	—	20
Cost of acquisitions, net of cash acquired	—	—	—	(980)	—	(980)
Decrease in restricted cash	—	—	—	1	—	1
Repayment of loans to related parties	—	—	—	14	—	14
Acquisition of minority held shares	—	—	—	(16)	—	(16)
Dividends from equity method investments in excess of earnings	—	—	—	37	—	37
Loans to affiliates	—	(36)	(637)	(474)	1,147	—
Repayments of loans from affiliates	9	36	154	100	(299)	—
Other, net	—	—	—	(2)	—	(2)
Net cash provided by (used in) investing activities from continuing operations	9	—	(483)	(1,942)	848	(1,568)
Net cash used in investing activities from discontinued operations	—	—	—	(63)	—	(63)
Net cash provided by (used in) investing activities	9	—	(483)	(2,005)	848	(1,631)
Cash flows from financing activities:
Net repayments under other short-term debt agreements	—	—	—	(8)	—	(8)
Proceeds from issuance of senior secured term loans, net of issuance costs	—	—	358	—	—	358
Repayments of senior secured term loans	—	—	(5)	—	—	(5)
Dividend payments of consolidated affiliates to minority shareholders	—	—	—	(47)	—	(47)
Proceeds from borrowings from affiliates	672	—	239	236	(1,147)	—
Payments on borrowings from affiliates	(190)	—	(109)	—	299	—
Repurchase of ordinary shares	(403)	—	—	—	—	(403)
Net cash provided by (used in) financing activities	79	—	483	181	(848)	(105)
Effect of exchange rate fluctuations on cash and cash equivalents	—	—	—	—	—	—
Increase (decrease) in cash and cash equivalents	2	(53)	—	(207)	—	(258)
Cash and cash equivalents at beginning of year	—	53	—	1,310	—	1,363
Cash and cash equivalents at end of year	$2	$—	$—	$1,103	$—	$1,105
Cash and cash equivalents of discontinued operations	$—	$—	$—	$86	$—	$86
Cash and cash equivalents of continuing operations	$2	$—	$—	$1,017	$—	$1,019